R2, R5, R6 Shares | JPMorgan Unconstrained Debt Fund
JPMorgan Unconstrained Debt Fund (formerly JPMorgan Multi-Sector Income Fund) Class/Ticker: R2/JISZX; R5/JSIRX; R6/JSIMX
What is the goal of the Fund?
The Fund seeks to provide long-term total return.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value per share and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses {- JPMorgan Unconstrained Debt Fund Class R2 Class R5 Class R6} - R2, R5, R6 Shares - JPMorgan Unconstrained Debt Fund		Class R2		Class R5		Class R6
Management Fees		0.45%		0.45%		0.45%
Distribution (Rule 12b-1) Fees		0.50%		none		none
Other Expenses		0.83%		0.18%		0.12%
Shareholder Service Fees		0.25%		0.05%		none
Remainder of Other Expenses		0.58%	[1]	0.13%	[1]	0.12%
Acquired Fund Fees and Expenses		0.04%		0.04%		0.04%
Total Annual Fund Operating Expenses		1.82%		0.67%		0.61%
Fee Waivers and Expense Reimbursements	[2]	(0.53%)		(0.08%)		(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	[2]	1.29%		0.59%		0.54%
[1]	"Remainder of Other Expenses" have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of sub-transfer agency expenses among the classes as if they had been in effect during the most recent fiscal year.
[2]	The Fund's adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 1.25%, 0.55% and 0.50% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This waiver is in effect through 6/30/16, at which time the adviser and/or its affiliates will determine whether to renew or revise it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example {- JPMorgan Unconstrained Debt Fund Class R2 Class R5 Class R6} - R2, R5, R6 Shares - JPMorgan Unconstrained Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	131	521	936	2,094
CLASS R5 SHARES	60	206	365	827
CLASS R6 SHARES	55	188	333	755

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption {- JPMorgan Unconstrained Debt Fund Class R2 Class R5 Class R6} - R2, R5, R6 Shares - JPMorgan Unconstrained Debt Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES	131	521	936	2,094
CLASS R5 SHARES	60	206	365	827
CLASS R6 SHARES	55	188	333	755

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 179% of the average value of its portfolio.
What are the Fund’s main investment strategies?
The Fund seeks to achieve its investment objective by investing opportunistically across different markets and sectors, based on the portfolio management team’s view of the markets and sectors. The Fund’s approach is flexible and it is not managed to or constrained by a benchmark. This allows the Fund to shift its allocations based on changing market conditions which may result in investing in a few or multiple markets and sectors. Total return in the Fund’s objective includes both current income and capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its Assets in debt investments. Debt investments include loan assignments and participations (Loans), commitments to purchase Loans, convertible securities, bonds, and all other types of debt securities and debt instruments. Debt investments also include money market investment companies. “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund is unconstrained by sectors and strategies. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments. As part of its principal investment strategy, the Fund may invest in fixed and floating rate debt securities issued in both U.S. and foreign markets including emerging markets. These securities may include debt securities issued by governments and their agencies, supranational organizations, corporations, and banks. The Fund may also invest in equity securities as a principal strategy.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use fixed income, currency and credit derivatives. Such derivatives may include futures contracts, options, swaps including credit default swaps, and forward contracts. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts and other foreign currency transactions, but may not always do so. In addition to hedging non-dollar investments, the Fund may also use such derivatives for other hedging purposes (e.g., decreasing exposure to certain securities), to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest without limit in securities that are rated below investment grade (also known as junk bonds or high yield securities) by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Rating (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality.

A significant portion of the Fund’s assets may be invested in asset-backed securities and mortgage-related and mortgage-backed securities. Such securities may be structured as collateralized mortgage obligations and stripped mortgage-backed securities, including those structured such that payments consist of interest-only (IO), principal-only (PO) or principal and interest. The Fund may also invest in structured investments and adjustable rate mortgage loans (ARMs). The Fund may invest a significant amount of its assets in sub-prime mortgage-related securities.

The Fund may invest in securities issued by the U.S. government and its agencies and instrumentalities including U.S. Treasury securities, treasury receipts and obligations and securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac).

The Fund may also invest in mortgage pass-through securities including mortgage TBAs. The Fund may enter into dollar rolls, in which the Fund sells mortgage-backed securities including mortgage TBAs and at the same time contracts to buy back very similar securities on a future date. The Fund may also sell mortgage TBAs short.

The Fund may invest in inflation-linked debt securities including fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS). The Fund may also invest in inflation-linked debt securities issued by other entities such as corporations, foreign governments and foreign issuers.

The Fund may invest in loan assignments and participations (Loans), and commitments to purchase loan assignments (Unfunded Commitments). Loans will typically consist of senior floating rate loans (Senior Loans), but may also include secured and unsecured loans, second lien loans or more junior (Junior Loans) and bridge loans. The Fund may invest in municipal securities. The Fund may also invest in when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities, pay-in-kind securities and deferred payment securities.

The Fund may also invest in convertible securities and preferred securities that the adviser believes will produce income or generate return.

As part of its principal investment strategy and for temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents.

In buying and selling investments for the Fund, the adviser uses an opportunistic strategy and uses both security selection and derivatives to allocate its investments among strategies and sectors. For each strategy/sector, dedicated sector specialists provide security research and recommendations to the lead portfolio managers. Buy and sell decisions are based on fundamental, quantitative and technical research. The Fund uses a flexible asset allocation approach that permits the adviser to invest in only a small number of strategies/sectors from time to time although the Fund intends to invest in at least two sectors under normal market conditions. While the Fund seeks to mitigate downside risk, the Fund’s risk exposure may vary due to the Fund’s flexible allocation approach and a risk associated with an individual strategy or type of investment may become more pronounced when the Fund utilizes a single strategy or type of investment or only a few strategies or types of investments.
The Fund’s Main Investment Risks
The Fund is subject to management risk and may not mitigate downside risk or achieve its objective if the adviser’s expectations regarding particular securities or markets are not met. The adviser has great flexibility in selecting investments because the Fund is unconstrained by sectors and strategies. This increased flexibility may present greater investment risk than a Fund with more rigid investment restrictions because the success of the adviser’s portfolio selections is dependent upon a greater number of variables.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate Loans and other variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate Loans and other securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given the historically low interest rate environment, risks associated with rising rates are heightened.

Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

High Yield Securities and Loan Risk. The Fund invests in securities including junk bonds, Loans and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and may be subject to greater risk of loss, greater sensitivity to economic changes, valuation difficulties and potential illiquidity. Loans may be subject to additional risks including subordination to other creditors, no collateral or limited rights in collateral, lack of a regular trading market, extended settlement periods, liquidity risks, prepayment risks, and lack of publicly available information. The Fund will not have direct recourse against the issuer of a loan participation. Loans that are deemed to be liquid at the time of purchase may become illiquid.

No active trading market may exist for some of the Loans and certain Loans may be subject to restrictions on resale. In addition, the settlement period for Loans is uncertain as there is no standardized settlement schedule applicable to such investments. The inability to dispose of the Fund’s securities and other investments in a timely fashion could result in losses to the Fund. Because some Loans may have a more limited secondary market, liquidity risk may be more pronounced for the Fund. When Loans are prepaid, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for Loans, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield.

Derivatives Risk. Derivatives, including futures contracts, options, swaps including credit default swaps and forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Foreign Securities and Emerging Markets Risks. U.S. dollar-denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, and regulatory issues facing issuers in such countries. The Fund may also invest in non-dollar denominated securities. Investments in non-dollar denominated securities are subject to risks in addition to those summarized above including currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by Ginnie Mae, Fannie Mae, or Freddie Mac). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Fund may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as interest-only (IOs) and principal-only (POs), are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default, as described under “Credit Risk”, for “sub-prime” mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decline when real interest rates increase. Unlike conventional bonds, the principal and interest payments of inflation-linked securities such as TIPS are adjusted periodically to a specified rate of inflation (e.g., Non-Seasonally Adjusted Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Equity Market Risk. The Fund’s investments in preferred shares and convertible securities are subject to equity market risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

Municipal Securities Risk. The risk of a municipal security generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity. Under some circumstances, municipal securities might not pay interest unless the state legislature or municipality authorizes money for that purpose.

Mortgage Dollar Roll Risk. The Fund may enter into mortgage dollar rolls involving mortgage pass-through securities including mortgage TBAs and other mortgage-backed securities. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Short sales of mortgage TBAs and engaging in mortgage dollar rolls may be subject to leverage risks as described under “Derivatives Risk.” In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains.

Zero-Coupon, Pay-In-Kind and Deferred Payment Securities Risk. The market value of a zero-coupon, pay-in-kind or deferred payment security is generally more volatile than the market value of, and is more likely to respond to a greater degree to changes in interest rates and credit quality than, other fixed income securities with similar maturities and credit quality that pay interest periodically. In addition, federal income tax law requires that the holder of a zero-coupon security accrue a portion of the discount at which the security was purchased as taxable income each year. The Fund may consequently have to dispose of portfolio securities under disadvantageous circumstances to generate cash to satisfy its requirement as a registered investment company to distribute all of its net income (including non-cash income attributable to zero-coupon securities). These actions may reduce the assets to which the Fund’s expenses could otherwise be allocated and may reduce the Fund’s rate of return.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R2 Shares has varied from year to year for the past four calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the Barclays U.S. Aggregate Index, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and the Lipper Alternative Credit Focus Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the indexes. The performance of Class R6 Shares in the performance table is based on the performance of Class R5 Shares prior to the inception of Class R6 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. Effective October 22, 2014, the Fund adopted an 80% policy. The Fund’s past performance would have been different if the Fund was managed by this policy.
YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 2013	2.92%
Worst Quarter	3rd quarter, 2011	–1.30%
	2nd quarter, 2013
The Fund's year-to-date return through 9/30/15 was 1.00%.
AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2014)
Average Annual Total Returns {- JPMorgan Unconstrained Debt Fund Class R2 Class R5 Class R6} - R2, R5, R6 Shares - JPMorgan Unconstrained Debt Fund	Past 1 Year	Life of Fund	Inception Date
CLASS R2 SHARES	1.01%	2.92%	Dec. 01, 2010
CLASS R2 SHARES | Return After Taxes on Distributions	(0.66%)	1.78%	Dec. 01, 2010
CLASS R2 SHARES | Return After Taxes on Distributions and Sale of Fund Shares	0.57%	1.78%	Dec. 01, 2010
CLASS R5 SHARES	1.71%	3.65%	Dec. 01, 2010
CLASS R6 SHARES	1.75%	3.65%	Dec. 01, 2010
BARCLAYS U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	5.97%	3.74%
BofA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	0.03%	0.08%
LIPPER ALTERNATIVE CREDIT FOCUS FUNDS INDEX (Reflects No Deduction for Taxes)	0.70%

After-tax returns are shown for only the Class R2 Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.